INCOME TAX - Estimates to recover income tax assets and settle income tax liabilities - Current tax (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income tax [line items]
Current tax asset	$ 2,596,837	$ 1,782,658
Current tax liability	(268,347)	(228,817)
Later than one year [member]
Disclosure of income tax [line items]
Current tax asset	208,396	590,328
Current tax liability		(3,437)
Not later than one year [member]
Disclosure of income tax [line items]
Current tax asset	2,388,441	1,192,330
Current tax liability	$ (268,347)	$ (225,380)